SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Schedule of Noncash other Operating Activities
Adjustments for other non-cash operating activities during the years ended December 31, 2020 and 2019 were as follows:

Years ended December 31	2020	2019
Share-based payments	$2,082	$4,005
Loss or write-down on sale of mineral properties, plant and equipment	1,265	1,008
Loss on change in fair value of concentrate trade receivables	1,396	—
Other	(1,909)	6,528
	$2,834	$11,541

Schedule Of Changes In Operating Assets and Liabilities
Net change in operating assets and liabilities during the years ended December 31, 2020 and 2019 were as follows:

Years ended December 31	2020	2019
Trade and other receivables	$16,509	$(58,525)
Other current assets	(10,649)	(7,819)
Inventories	79,103	(10,872)
Accounts payable and accrued liabilities	(17,072)	15,801
Reclamation and closure cost provision - current	(4,832)	(3,493)
	$63,059	$(64,908)

Schedule of Noncash Investing and Financing Transactions
Non-cash investing and financing transactions during the years ended December 31, 2020 and 2019 were as follows:

Years ended December 31	2020	2019
Consideration issued for acquisition of Alacer (note 4(a))	$(2,179,647)	$—
Acquisition of net assets in exchange for a receivable	12,576	—
Reclamation and closure cost provision assumed in land acquisition	—	(12,990)
Transfer of share-based payment reserve upon exercise of stock options (note 18)	(2,976)	(2,804)
Transfer of equity-settled PSUs (note 18)	—	1,356
Transfer of cash-settled RSUs and PSUs (note 18)	(4,138)	—
Extinguishment of loan receivable in connection with the acquisition of non-controlling interest (note 4(b))	—	11,369
Non-cash consideration for acquisition of non-controlling interest (note 4(b))	—	(30,101)
Other non-cash investing and financing transactions	2,643	—
	$(2,171,542)	$(33,170)